Equity (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Authorized, Issued and Paid Shares
The following is a summary of authorized, issued and paid shares:

	December 31, 2020	December 31, 2019
Authorized shares	4,000,000,000	4,000,000,000
Common shares issued and paid	660,800,003	660,800,003
Preferred shares issued and paid	336,187,285	336,187,285

Schedule of Movement of the Other Comprehensive Income
The movement of the other comprehensive income from December 31 2019, to December 31, 2020, is as follows:

	Attributable to owners of the Company
				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Fair value reserves	Reserves relating to actuarial gains and losses	Revaluation of administrative property (5)	Total	NCI	Total OCI
As of December 31, 2019	$(3,098)	$457	$(116,704)	$3	$527	$40,695	$(78,120)	$16	$(78,104)
Other comprehensive Income (loss) for the Period	495	503	(14,608)	—	(855)	1,074	(13,391)	587	(12,804)

As of December 31, 2020	$(2,603)	$960	$(131,312)	$3	$(328)	$41,769	$(91,511)	$603	$(90,908)

The movement of the other comprehensive income from December 31 2018, to December 31, 2019, is as follows:

	Attributable to owners of the Company
				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Fair value reserves	Reserves relating to actuarial gains and losses	Revaluation of administrative property (5)	Total	NCI	Total OCI
As of December 31, 2018	$(7,194)	$(748)	$(74,177)	$3	$86	$37,934	$(44,096)	$194	$(43,902)
Other comprehensive Income (loss) for the Period	4,096	1,205	(42,527)	—	441	2,761	(34,024)	(178)	(34,202)

As of December 31, 2019	$(3,098)	$457	$(116,704)	$3	$527	$40,695	$(78,120)	$16	$(78,104)

(1)	Hedging Reserves
The hedging reserve comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition of the hedged cash flows (See note 28).

(2)	Fair value reserves
The fair value reserve comprises the cumulative net change in the fair value of available–for–sale financial assets until the assets are derecognized or impaired.

(3)	Reserve relating to actuarial gains and losses
It comprises actuarial gains or losses on defined benefit plans and post–retirement medical benefits recognized in other comprehensive income.

(4)	Income tax on other comprehensive income
Whenever an item of other comprehensive income gives rise to a temporary difference, a deferred income tax asset or liability is recognized directly in other comprehensive income

(5)	Revaluation of administrative property
Revaluation of administrative property is related to the revaluation of administrative buildings and property in Colombia, Costa Rica, and El Salvador. The revaluation reserve is adjusted for increases or decreases in fair values of such property.

Schedule of Reclassification, Without Considering Items Remaining in OCI
The following provides an analysis of items presented net in the statement of consolidated statement of comprehensive income which have been subject to reclassification, without considering items remaining in OCI which are never reclassified to profit of loss:

	December 31, 2020	December 31, 2019
Cash flow hedges:
Reclassification during the year to profit or loss	$4,152	$(4,481)
Effective valuation of cash flow hedged	(3,678)	8,413

	$474	$3,932

Fair value reserves:
Valuations of investments in fair value with changes in OCI	$503	$1,205

	$503	$1,205